Long-Term Debt - Additional Information (Details) $ in Thousands					7 Months Ended	12 Months Ended
	Jun. 28, 2023	Oct. 30, 2019 USD ($)	Sep. 25, 2019 USD ($)	Sep. 18, 2019 USD ($) installment	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) lease	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 18, 2024 USD ($)	Mar. 14, 2024 USD ($)	Mar. 27, 2023 USD ($)	Oct. 12, 2022 USD ($)
Long-Term Debt
Debt instrument face value						$ 675,000
Line of credit facility, repayment installments | installment				20
Restricted cash							$ 31,270
(Gain)/ Loss on debt extinguishment						$ 154	$ (2,072)
Weighted average interest rate						8.07%	4.65%	3.10%
Interest incurred						$ 37,387	$ 25,661	$ 18,762
Sale leaseback transaction, LNG carriers sold | lease						4
The total number of LNG carriers | lease						6
Subsequent event
Long-Term Debt
Sale leaseback									$ 345,000	$ 345,000
$250 Million Senior Unsecured Notes due 2019 (2019 Notes)
Long-Term Debt
Amount used to repay		$ 204,600
$675 million senior secured term loan facility ($675 Million Credit Facility)
Long-Term Debt
Line of credit facility, initiation date						Sep. 18, 2019
Debt instrument face value				$ 675,000
Amount drawn			$ 675,000
Line of credit facility, prepayment date						October 12, 2022
$675 million senior secured term loan facility ($675 Million Credit Facility) | Subsequent event
Long-Term Debt
Debt instrument face value									$ 675,000	$ 675,000
$675 million senior secured term loan facility ($675 Million Credit Facility) | Minimum
Long-Term Debt
Restricted cash						$ 50,000
$675 million senior secured term loan facility ($675 Million Credit Facility) | London Interbank Offered Rate [Member]
Long-Term Debt
Margin percentage	3.00%
$675 million senior secured term loan facility ($675 Million Credit Facility) | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Long-Term Debt
Margin percentage	3.00%
$480 Million Senior Secured Term Loan Facility
Long-Term Debt
Debt repaid			$ 470,400
Supplemental Agreement to the $675 Million Credit Facility
Long-Term Debt
Line of credit facility, initiation date						Oct. 11, 2022
Voluntary prepayment												$ 18,730
(Gain)/ Loss on debt extinguishment						$ (2,072)
Principal amount waived						2,195
Write-off of deferred financing fees						$ 123
Principal and interest repayments					$ 1,789
Lenders of $675 Million credit facility
Long-Term Debt
Line of credit facility, initiation date						Mar. 27, 2023
Line of credit facility, prepayment date						March 27, 2023
Voluntary prepayment						$ 31,300					$ 31,300
(Gain)/ Loss on debt extinguishment						154
Write-off of deferred financing fees						$ 154